Note 17 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 7,560	$ 7,257	$ 5,919
Interest paid	$ 2,955	$ 893	$ 9,382